Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Postemployment Benefits [Abstract]
Employee Benefit Plan

NOTE 15—EMPLOYEE BENEFIT PLANS

Beginning March 1, 2010, Vivint and 2GIG offered eligible employees the opportunity to defer a percentage of their earned income into company-sponsored 401(k) plans. 2GIG made matching contributions to the plan in the amount of $36,000 for the three months ended March 31, 2013. No matching contributions were made to the plans for the three and nine months ended September 30, 2012.

NOTE 17—EMPLOYEE BENEFIT PLAN

Beginning March 1, 2010, the Company offered eligible employees the opportunity to defer a percentage of their earned income into a Company sponsored 401(k) plan. A subsidiary of the Company made matching contributions to the plan in the amount of $25,000 and $79,000 for the Successor Period and Predecessor Period, respectively. There were no matching contributions for the years ended December 31, 2011 and 2010.